ACQUISITIONS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS

3.	ACQUISITIONS

During the years ended December 31, 2022 and 2021, Granite made the following property acquisitions:

2022 Acquisitions
Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost

Income-producing properties:
Georg-Beatzel Straße 15	Wiesbaden, Germany	February 3, 2022	$62,033	$3,919	$65,952
Raiffeisenstraße 28-32	Korbach, Germany	February 3, 2022	60,295	3,819	64,114
In der Langen Else 4	Erfurt, Germany	February 3, 2022	17,636	1,225	18,861
10566 Gateway Pt.	Clayton, IN	April 14, 2022	121,258	98	121,356
2128 Gateway Pt.	Clayton, IN	April 14, 2022	57,886	105	57,991
102 Parkshore Dr.	Brampton, ON	May 24, 2022	20,850	696	21,546
195 Steinway Blvd.	Etobicoke, ON	May 26, 2022	17,700	1,266	18,966
Swaardvenstraat 75	Tilburg, Netherlands	July 1, 2022	102,141	185	102,326
			459,799	11,313	471,112

Property under development:
905 Belle Ln.	Bolingbrook, IL	May 5, 2022	14,516	87	14,603

Development land:
161 Markel Dr.	Brant County, ON	August 19, 2022	6,368	210	6,578
			$480,683	$11,610	$492,293

2021 Acquisitions
Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost

Income-producing properties:
3090 Highway 42(1)	Locust Grove, GA	March 12, 2021	$85,138	$401	$85,539
3801 Rock Creek Blvd.	Joliet, IL	June 25, 2021	30,247	75	30,322
3900 Rock Creek Blvd.	Joliet, IL	June 25, 2021	34,673	85	34,758
1695-1701 Crossroads Dr.	Joliet, IL	June 25, 2021	50,657	118	50,775
US Portfolio (four properties):
1243 Gregory Dr.	Antioch, IL
60 Logistics Blvd.	Richwood, KY
8740 South Crossroads Dr.	Olive Branch, MS
12577 State Line Rd.	Olive Branch, MS	September 3, 2021	243,697	337	244,034
1600 Rock Creek Blvd.	Joliet, IL	September 7, 2021	20,705	616	21,321
Sophialaan 5	Utrecht, Netherlands	September 17, 2021	42,125	3,432	45,557
100 Ronson Dr.	Toronto, ON	December 13, 2021	18,436	818	19,254
110 Ronson Dr.	Toronto, ON	December 13, 2021	16,164	1,001	17,165
115 Sinclair Blvd.	Brantford, ON	December 17, 2021	66,000	1,491	67,491
Hazeldonk 6520-6524	Breda, Netherlands	December 17, 2021	87,931	7,030	94,961
Hazeldonk 6526-6530	Breda, Netherlands	December 17, 2021	54,699	4,373	59,072
5400 E. 500 S.	Whitestown, IN	December 22, 2021	87,478	212	87,690
			837,950	19,989	857,939
Properties under development:
2120 Logistics Way	Murfreesboro, TN	June 30, 2021	17,308	213	17,521
Highway 109	Lebanon, TN	September 8, 2021	6,505	67	6,572
			23,813	280	24,093
Development land:
375/395 Hardy Rd.	Brantford, ON	August 16, 2021	62,201	1,491	63,692
			$923,964	$21,760	$945,724
(1)    The Trust acquired the leasehold interest in the property which resulted in the recognition of a right-of-use asset, including transaction costs, of $85,539. The Trust will acquire freehold title to the property on December 1, 2028.

During the year ended December 31, 2022, transaction costs of $11.6 million (2021 — $21.8 million), which included land transfer taxes, and legal and advisory costs, were first capitalized to the cost of the respective properties and then subsequently expensed to net fair value losses (gains) on investment properties on the combined statements of net income as a result of measuring the properties at fair value.